UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California       May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $101,480
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    1.       028-12522                      Peninsula Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
--------------          --------------   --------   --------  --------------------   ----------    --------    ---------------------
                                                     VALUE    SHRS OR    SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT    PRN  CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
--------------          --------------   --------   --------  -------    ---  ----   ----------    --------   -------  -------- ----
BAUER EDDIE HLDGS INC         COM        071625107     237     563,700    SH            SOLE                  563,700
BLACKBOARD INC                COM        091935502   4,130     130,123    SH       SHARED-DEFINED      1      130,123
BLUE COAT SYSTEMS INC         COM NEW    09534T508     721      60,000    SH            SOLE                   60,000
CARDIONET INC                 COM        14159L103   9,212     328,307    SH       SHARED-DEFINED      1      328,307
CARDIONET INC                 COM        14159L103     982      35,000    SH            SOLE                   35,000
CERNER CORP                   COM        156782104     500      11,378    SH       SHARED-DEFINED      1       11,378
COINSTAR INC                  COM        19259P300   7,530     230,000    SH       SHARED-DEFINED      1      230,000
CYBERSOURCE CORP              COM        23251J106   2,222     150,000    SH            SOLE                  150,000
EHEALTH INC                   COM        28238P109   5,604     350,000    SH       SHARED-DEFINED      1      350,000
ELECTROGLAS INC               COM        285324109      65   1,300,000    SH       SHARED-DEFINED      1    1,300,000
ELECTROGLAS INC               COM        285324109      40     800,000    SH            SOLE                  800,000
ELOYALTY CORP                 COM NEW    290151307   3,221     700,300    SH       SHARED-DEFINED      1      700,300
ELOYALTY CORP                 COM NEW    290151307   2,949     641,000    SH            SOLE                  641,000
EVOLUTION PETROLEUM CORP      COM        30049A107   4,982   2,727,400    SH       SHARED-DEFINED      1    2,727,400
GREEN MTN COFFEE ROASTERS IN  COM        393122106   3,360      70,000    SH       SHARED-DEFINED      1       70,000
GTSI CORP                     COM        36238K103   1,379     357,378    SH       SHARED-DEFINED      1      357,378
GTSI CORP                     COM        36238k103     596     154,298    SH            SOLE                  154,298
ILLUMINA INC                  COM        452327109   8,007     215,000    SH       SHARED-DEFINED      1      215,000
LIMELIGHT NETWORKS INC        COM        53261M104   3,999   1,193,625    SH       SHARED-DEFINED      1    1,193,625
LIMELIGHT NETWORKS INC        COM        53261M104   6,411   1,913,828    SH            SOLE                1,913,828
MCAFEE INC                    COM        579064106   2,680      80,000    SH       SHARED-DEFINED      1       80,000
MYRIAD GENETICS INC           COM        62855J104   7,503     165,000    SH       SHARED-DEFINED      1      165,000
NETFLIX INC                   COM        64110L106   5,862     136,579    SH       SHARED-DEFINED      1      136,579
NETFLIX INC                   COM        64110L106     429      10,000    SH            SOLE                   10,000
O REILLY AUTOMOTIVE INC       COM        686091109   5,602     160,000    SH       SHARED-DEFINED      1      160,000
OMNITURE INC                  COM        68212S109   3,957     300,000    SH       SHARED-DEFINED      1      300,000
OMNITURE INC                  COM        68212S109     330      25,000    SH            SOLE                   25,000
QUALITY SYS INC               COM        747582104   1,131      25,000    SH       SHARED-DEFINED      1       25,000
VERAZ NETWORKS INC            COM        923359103     281     539,713    SH            SOLE                  539,713
VISTAPRINT LIMITED            SHS        G93762204   7,560     275,000    SH       SHARED-DEFINED      1      275,000






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